FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are DNB Bank ASA, Nordea Bank Finland Plc., ABN AMRO Bank N.V., NIBC Bank N.V., Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Danske Bank A/S, Swedbank AB (publ), Credit Agricole Corporate & Investment Bank S.A. and Commonwealth Bank of Australia. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2019	2018
Designated derivative instruments -short-term assets:
Interest rate swaps	520	—
Non-designated derivative instruments -short-term assets:
Cross currency interest rate swaps	—	5,279
Total derivative instruments - short-term assets	520	5,279
Designated derivative instruments -long-term assets:
Interest rate swaps	377	5,459
Cross currency interest rate swaps	189	—
Non-designated derivative instruments -long-term assets:
Interest rate swaps	2,913	5,174
Total derivative instruments - long-term assets	3,479	10,633

(in thousands of $)	2019	2018
Designated derivative instruments -short-term liabilities:
Interest rate swaps	6,067	—
Cross currency interest rate swaps	—	33,004
Non-designated derivative instruments -short-term liabilities:
Cross currency interest rate swaps	—	12,043
Total derivative instruments - short-term liabilities	6,067	45,047
Designated derivative instruments -long-term liabilities:
Interest rate swaps	5,477	1,811
Cross currency interest rate swaps	2,105	4,709
Cross currency swaps	11,049	9,607
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,948	86
Total derivative instruments - long-term liabilities	20,579	16,213

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2019, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$108,867 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$83,938 (reducing to $70,125)	December 2016	December 2021	2.88% - 3.12%
$87,125 (reducing to $70,125)	January 2017	January 2022	2.28% - 2.79%
$24,267 (reducing to $19,413)	September 2015	March 2022	1.67%
$160,781 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%
$63,987 (equivalent to NOK500 million)	October 2017	March - June 2020	6.86% - 6.96%	*
$56,000 (remaining at $56,000)	June 2019	September 2023	1.84%	†
$14,699 (equivalent to NOK128 million)	June 2019	September 2023	6.70% - 6.77%	*
$11,254 (equivalent to NOK100 million)	August 2019	September 2023	6.378%	†
$30,000 (remaining at $30,000)	June 2019	June 2024	2.15%	†
$48,332 (equivalent to NOK420 million)	June 2019	June 2024	6.85% - 6.90%	†
$100,000 (remaining at $100,000)	August 2019	August 2029	1.45% - 1.60%

*	These swaps relate to the NOK500 million and NOK700 million unsecured bonds due 2020 and 2023 respectively, whereby the fixed interest rate paid is exchanged for NIBOR plus the margin on the bond.

†
These swaps relate to the NOK700 million and NOK700 million unsecured bonds due 2023 and 2024 respectively, where a fixed interest rate is paid in exchange for LIBOR excluding margin on the underlying bonds.

The total net notional principal amount subject to interest swap agreements as at December 31, 2019, was $1.0 billion (2018: $0.9 billion).

Foreign currency risk management
The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner and the payment of Norwegian kroner in exchange for U.S. dollars, which are designated as hedges against the NOK500 million, NOK700 million and NOK700 million senior unsecured bonds due 2020, 2023 and 2024 respectively.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$64.0 million	October 2017	March - June 2020
NOK600 million	US$76.8 million	June 2019	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	June 2019	June 2024

Apart from the NOK500 million, NOK700 million and NOK700 million senior unsecured bonds due 2020, 2023 and 2024, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2019, and 2018, are as follows:

	2019	2019	2018	2018
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	12,753	12,753	13,245	13,245
Equity Securities	17,551	17,551	73,929	73,929
Equity securities pledged to creditors	43,775	43,775	—	—
Floating rate NOK bonds due 2019	—	—	77,722	77,916
Floating rate NOK bonds due 2020	56,910	58,191	57,829	58,841
Floating rate NOK bonds due 2023	79,674	81,567	69,395	69,568
Floating rate NOK bonds due 2024	79,674	79,674	—	—
5.75% unsecured convertible bonds due 2021	212,230	227,025	212,230	199,496
4.875% unsecured convertible bonds due 2023	148,300	165,503	151,700	139,374
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	520	520	5,279	5,279
Interest rate/ currency swap contracts – long-term receivables	3,479	3,479	10,633	10,633
Interest rate/ currency swap contracts – short-term payables	6,067	6,067	45,047	45,047
Interest rate/ currency swap contracts – long-term payables	20,579	20,579	16,213	16,213

The above short-term receivables relating to interest rate/ currency swap contracts at December 31, 2019, all relate to designated hedges. The above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2019, include $2.9 million which relates to non-designated swap contracts (2018: $5.2 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts at December 31, 2019, include $0.0 million which relates to non-designated swap contracts (2018: $12.0 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2019, include $1.9 million which relates to non-designated swap contracts (2018: $0.1 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Accounting policies: Derivatives – Interest rate and currency swaps"), and following the adoption of ASU 2017-12, where the Company has designated the swap as a hedge, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.

The above fair values of financial assets and liabilities as at December 31, 2019, are measured as follows:

		Fair value measurements using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	12,753	4,690	8,063
Equity securities	17,551	17,551
Equity securities pledged to creditors	43,775	43,775
Interest rate/ currency swap contracts – short-term receivables	520		520
Interest rate/ currency swap contracts - long-term receivables	3,479		3,479
Total assets	78,078	66,016	12,062	—
Liabilities:
Floating rate NOK bonds due 2020	58,191	58,191
Floating rate NOK bonds due 2023	81,567	81,567
Floating rate NOK bonds due 2024	79,674	79,674
5.75% unsecured convertible bonds due 2021	227,025	227,025
4.875% unsecured convertible bonds due 2023	165,503	165,503
Interest rate/ currency swap contracts – short-term payables	6,067		6,067
Interest rate/ currency swap contracts – long-term payables	20,579		20,579
Total liabilities	638,606	611,960	26,646	—

The above fair values of financial assets and liabilities as at December 31, 2018, were measured as follows:

		Fair value measurements using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt securities	13,245	13,245		—
Equity securities	73,929	73,929
Interest rate/ currency swap contracts – short-term receivables	5,279		5,279
Interest rate/ currency swap contracts – long-term receivables	10,633		10,633
Total assets	103,086	87,174	15,912	—
Liabilities:
Floating rate NOK bonds due 2019	77,916	77,916
Floating rate NOK bonds due 2020	58,841	58,841
Floating rate NOK bonds due 2023	69,568	69,568
5.75% unsecured convertible bonds due 2021	199,496	199,496
4.875% unsecured convertible bonds due 2023	139,374	139,374
Interest rate/ currency swap contracts – short-term payables	45,047		45,047
Interest rate/ currency swap contracts – long-term payables	16,213		16,213
Total liabilities	606,455	545,195	61,260	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in equity securities consist of (i) listed Frontline shares (ii) NorAm Drilling shares traded in the OTC market and (iii) ADS Crude Carriers shares traded on the Merkur Market whilst the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds.

At December 31, 2019 the Company determined that the available for sale corporate bonds held in Oro Negro valued at $8.1 million should be classified as Level 2 measurements (2018: Level 1). The fair value of these corporate bonds is based on the latest available quoted prices, but due these bonds beginning the process of being converted to new bonds there was no trading in December therefore the Company concluded that level one classification was not appropriate at December 31, 2019 .

The estimated fair values for the floating rate NOK bonds due 2020, 2023 and 2024, and the 5.75% and 4.875% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Bank of Valletta, Credit Agricole Corporate and Investment Bank, ING Bank, Danske Bank, BNPP Bank, Credit Suisse, Morgan Stanley and DNB Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

There is also a concentration of revenue risk with certain customers to whom the Company has chartered multiple vessels.

In the year ended December 31, 2019, Frontline Shipping accounted for approximately 4% of our consolidated operating revenues (2018: 8%, 2017: 15%). Frontline Shipping is a 100% owned subsidiary of Frontline, but the performance under the leases is not guaranteed by Frontline following amendments agreed in 2015. There is no requirement for a minimum cash balance in Frontline Shipping, but in exchange for releasing the guarantee a dividend restriction was introduced on Frontline Shipping whereby it can only make distributions to its parent company if it can demonstrate it will have minimum free cash of $2 million per vessel both prior to and following (i) such distribution and (ii) the payment of the next hire due and any profit share accrued under the charters. Due to the current depressed tanker market, there is a risk that Frontline Shipping may not have sufficient funds to pay the agreed charterhires. However, the performance under the fixed price agreements with Frontline Management whereby we pay management fees of $9,000 per day for each vessel to cover all operating costs including drydocking costs, is guaranteed by Frontline.

In the year ended December 31, 2019, the Company had eight Capesize dry bulk carriers leased to a subsidiary of Golden Ocean which accounted for approximately 11% of our consolidated operating revenues (2018: 13%, 2017: 14%).

The Company also had 32 container vessels on long-term bareboat charters to MSC, which accounted for approximately 14% of our consolidated operating revenues in the year ended December 31, 2019 (2018: 11%, 2017: 10%).

Following the acquisition of Hamburg Süd by Maersk Line A/S (“Maersk”) in November 2017, the Company had 10 container vessels on long-term time charters to Maersk at December 31, 2019, which accounted for approximately 30% of our consolidated operating revenues (2018: 27%; 2017: 14%).

In the year ended December 31, 2019, the company had four container vessels on time charter to Evergreen Marine Corp., which accounted for approximately 14% of our consolidated operating revenues in the year ended December 31, 2019 (2018: 10%, 2017: 0%).

In addition, a significant portion of our net income is generated from our associated companies that lease rigs to subsidiaries of Seadrill. In the year ended December 31, 2019, income from our associated companies accounted for 35.0% of our net income (2018: 39.1%, 2017: 38.6%).

The Company and three of the Company's subsidiaries, who own and lease the drilling rigs West Linus, West Hercules and West Taurus to subsidiaries of Seadrill, agreed to the Restructuring Plan announced by Seadrill in September 2017. As part of the agreement, SFL and its relevant subsidiaries have agreed to reduce the contractual charter hire payable by the relevant Seadrill subsidiaries by approximately 29% for a five years period with economic effect from January 1, 2018, with the reduced amounts added back in the period thereafter. The call options on behalf of the Seadrill subsidiaries under the relevant leases were also amended as part of the Restructuring Plan. The leases for West Hercules and West Taurus have been extended for a period of 13 months until December 2024, with amended purchase obligations at the new expiry of the charters. Concurrently, the banks who finance the three rigs also extended the loan period by approximately four years under each of the facilities, with reduced amortization in the extension period compared to the current amortization. The Restructuring Plan was implemented in July 2018, at which time Seadrill emerged from Chapter 11.

As discussed in Note 26: Commitments and contingent liabilities, the Company, at December 31, 2019, guaranteed a total of $266.1 million (2018: $266.1 million) of the bank debt in these companies and had net outstanding receivable balance on loans granted by the Company to these associated companies totaling $326.1 million (2018: $342.0 million). The loans granted by the Company are considered not impaired at December 31, 2019, due to the fair value of the jack-up rig owned by SFL Linus and the ultra deepwater drilling rigs owned by SFL Deepwater and SFL Hercules exceeding the book values at December 31, 2019.